Trade receivables and other current assets - Disclosure of Break Down of Other Current Assets (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Research tax credit receivable	€ 3,369	€ 3,939	€ 4,091
VAT receivable	1,104	1,171
Prepaid expenses	3,195	2,560
Other receivables	1,085	1,418
Other current assets	€ 8,753	€ 9,088